ASSETS HELD FOR SALE AND INVENTORIES, NET - Assets held for sale (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($) item	Dec. 31, 2020 COP ($)
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ 133,697	$ 82,503
Investments held for sale	0	0
Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	25,213	28,116
Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	99,710	46,005
El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	7,419	4,918
Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,355	3,464
Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	4,340	3,277
Machinery and equipment | Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	2,277	1,978
Machinery and equipment | Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	2,063	1,299
Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	101,214	70,252
Real estate for residential purposes | Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	9,119	26,138
Real estate for residential purposes | Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ 83,321	35,732
Number of properties received | item	62
Real estate for residential purposes | El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ 7,419	4,918
Real estate for residential purposes | Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,355	3,464
Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	28,143	8,974
Real estate different from residential properties | Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ 13,817
Number of properties received | item	22
Real estate different from residential properties | Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ 14,326	8,974
Warehouse | Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	9,123
Gross carrying amount
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	136,461	84,597
Gross carrying amount | Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	25,269	28,418
Gross carrying amount | Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	101,851	47,595
Gross carrying amount | El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	7,642	5,120
Gross carrying amount | Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,699	3,464
Gross carrying amount | Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	4,458	3,454
Gross carrying amount | Machinery and equipment | Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	2,305	2,070
Gross carrying amount | Machinery and equipment | Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	2,153	1,384
Gross carrying amount | Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	103,803	72,088
Gross carrying amount | Real estate for residential purposes | Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	9,147	26,348
Gross carrying amount | Real estate for residential purposes | Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	85,315	37,156
Gross carrying amount | Real estate for residential purposes | El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	7,642	5,120
Gross carrying amount | Real estate for residential purposes | Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,699	3,464
Gross carrying amount | Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	28,200	9,055
Gross carrying amount | Real estate different from residential properties | Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	13,817
Gross carrying amount | Real estate different from residential properties | Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	14,383	9,055
Impairment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(2,764)	(2,094)
Impairment | Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(56)	(302)
Impairment | Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(2,141)	(1,590)
Impairment | El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(223)	(202)
Impairment | Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(344)
Impairment | Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(118)	(177)
Impairment | Machinery and equipment | Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(28)	(92)
Impairment | Machinery and equipment | Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(90)	(85)
Impairment | Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(2,589)	(1,836)
Impairment | Real estate for residential purposes | Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(28)	(210)
Impairment | Real estate for residential purposes | Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(1,994)	(1,424)
Impairment | Real estate for residential purposes | El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(223)	(202)
Impairment | Real estate for residential purposes | Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(344)
Impairment | Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(57)	(81)
Impairment | Real estate different from residential properties | Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ (57)	$ (81)